UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
		        Washington, D.C. 20549

                            FORM 13F-NOTICE

                          FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __12/31/02___

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ Augusta Management, LLC______________
Address: _____622 Third Avenue, Eighth Floor_______
         _____New York, NY  10017__________________

13F File Number: 028-XXXXX________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

___Vince Saponar___       ___New York, NY___     __02/13/03__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

 	No. 	Form 13F File Number		Name

 	1.	028-06918			CIBC World Markets Corp.
	2.	028-04639			Ardsley Advisory Partners